Goodwill and Finite Life Intangibles Assets - Schedule of Identified Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Identified intangible assets Gross	$ 1,917,000	$ 1,917,000
Identified intangible assets Accumulated Amortization	(774,497)	(479,999)
Total identified intangible assets	1,142,503	1,437,001
Customer Contracts [Member]
Identified intangible assets Gross	1,000,000	1,000,000
Identified intangible assets Accumulated Amortization	(368,535)	(226,869)
Total identified intangible assets	$ 631,465	$ 773,131
Amortizable Period (years)		3 years
Customer Contracts [Member] | Minimum [Member]
Amortizable Period (years)	3 years	3 years
Customer Contracts [Member] | Maximum [Member]
Amortizable Period (years)	5 years	5 years
Proprietary Software [Member]
Identified intangible assets Gross	$ 917,000	$ 917,000
Identified intangible assets Accumulated Amortization	(405,962)	(253,130)
Total identified intangible assets	$ 511,038	$ 663,870
Amortizable Period (years)	3 years